Acquisitions (Details 3) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Business Acquisition, Pro Forma Information [Abstract]
Net sales		$ 5,692.7	$ 5,610.6	$ 5,897.7
Net Income		$ 344.9	$ 565.2	$ 544.2
Net income per common share - assuming dilution		$ 3.33	$ 5.42	$ 5.00
Big Heart [Member]
Business Acquisition, Pro Forma Information [Abstract]
Net sales	$ 244.5	$ 7,732.5	$ 7,800.7
Net Income		$ 541.8	$ 547.7
Net income per common share - assuming dilution		$ 4.53	$ 4.48